Fair value of assets and liabilities - Capital Provision Direct and Indirect Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value of assets and liabilities
Capital provision assets	$ 3,735,556	$ 3,117,263	$ 2,714,314	$ 2,623,331
Increase in income and assets due to increase in fair value of capital provision assets	342,700	277,800	232,000
Decrease in income and assets due to decrease in fair value of capital provision assets	$ 342,700	$ 277,800	$ 232,000